PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
VY
®
Morgan Stanley Global
Franchise Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: 98.7%
France: 6.2%
31,853
L'Oreal SA
$ 11,839,571
4.3
8,631  LVMH Moet Hennessy
Louis Vuitton SE
5,345,009
1.9
17,184,580
6.2
Germany: 6.9%
71,963
SAP SE
19,282,519
6.9
Ireland: 3.8%
33,738
Accenture PLC - Class A
10,527,606
3.8
United Kingdom: 3.4%
39,416
RELX PLC - EUR
1,981,106
0.7
150,490
RELX PLC - GBP
7,559,252
2.7
9,540,358
3.4
United States: 78.4%
56,759
Abbott Laboratories
7,529,081
2.7
40,729
Alphabet, Inc. - Class A
6,298,333
2.3
30,548
Aon PLC - Class A
12,191,401
4.4
26,921
Arthur J Gallagher & Co.
9,294,206
3.3
25,850  Automatic Data
Processing, Inc.
7,897,951
2.8
1,258
(1)
AutoZone, Inc.
4,796,477
1.7
33,239
Becton Dickinson and Co.
7,613,725
2.7
1,737
Booking Holdings, Inc.
8,002,203
2.9
18,485  Broadridge Financial
Solutions, Inc.
4,481,873
1.6
20,400
CDW Corp.
3,269,304
1.2
27,474
CME Group, Inc.
7,288,577
2.6
129,577
Coca-Cola Co.
9,280,305
3.3
12,595
Equifax, Inc.
3,067,638
1.1
87,930
Experian PLC
4,074,285
1.5
6,822  FactSet Research
Systems, Inc.
3,101,554
1.1
1,129,688
Haleon PLC
5,705,186
2.0
52,430
(1)
Hologic, Inc.
3,238,601
1.2
52,501  Intercontinental
Exchange, Inc.
9,056,422
3.2
15,752  Jack Henry & Associates,
Inc.
2,876,315
1.0
53,712
Microsoft Corp.
20,162,948
7.2
25,806
Oracle Corp.
3,607,937
1.3
54,916
Otis Worldwide Corp.
5,667,331
2.0
22,927  Philip Morris International,
Inc.
3,639,203
1.3
53,957
Procter & Gamble Co.
9,195,352
3.3
14,714
Roper Technologies, Inc.
8,675,080
3.1
14,622
S&P Global, Inc.
7,429,438
2.7
16,970
STERIS PLC
3,846,251
1.4
15,834  Thermo Fisher Scientific,
Inc.
7,878,998
2.8
17,516
UnitedHealth Group, Inc.
9,174,005
3.3
52,324
Visa, Inc. - Class A
18,337,469
6.6
13,638
Zoetis, Inc.
2,245,497
0.8
218,922,946
78.4
Total Common Stock
(Cost $202,077,483)
275,458,009
98.7
Total Long-Term
Investments
(Cost $202,077,483)
275,458,009
98.7
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 1.2%
Mutual Funds: 1.2%
3,336,452
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.230%
(Cost $3,336,452) $ 3,336,452 1.2
Total Short-Term
Investments
(Cost $3,336,452)
$ 3,336,452
1.2
Total Investments in
Securities
(Cost $205,413,935) $ 278,794,461 99.9
Assets in Excess of
Other Liabilities 416,732 0.1
Net Assets $ 279,211,193 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of March 31, 2025.
Sector Diversiﬁcation
Percentage
of Net Assets
Information Technology 32.7%
Financials 17.3
Health Care 14.9
Consumer Staples 14.2
Industrials 10.8
Consumer Discretionary 6.5
Communication Services 2.3
Short-Term Investments 1.2
Assets in Excess of Other Liabilities 0.1
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
2
VY
®
Morgan Stanley Global
Franchise Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs#
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Common Stock
France $ — $ 17,184,580 $ — $ 17,184,580
Germany — 19,282,519 — 19,282,519
Ireland 10,527,606 — — 10,527,606
United Kingdom — 9,540,358 — 9,540,358
United States 209,143,475 9,779,471 — 218,922,946
Total Common Stock 219,671,081 55,786,928 — 275,458,009
Short-Term Investments 3,336,452 — — 3,336,452
Total Investments, at fair value $ 223,007,533 $ 55,786,928 $ — $ 278,794,461
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 76,566,516
Gross Unrealized Depreciation (3,185,989)
Net Unrealized Appreciation $ 73,380,527